INCOME TAXES - Income Tax Benefit (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Current provision:
State					$ (693)	$ (681)
Foreign					(101)	(137)
Total					(794)	(818)
Deferred provision:
State					(23)	(373)
Federal					2,725	10,898
Foreign					(111)	(86)
Total					2,591	10,439
Total income tax benefit	$ 1,545	$ (273)	$ (4,841)	$ 1,976	$ 1,797	$ 9,621